Schedule of Other Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Deferred expenses	[1]	$ 76,183	$ 24,953
Taxes recoverable		71,865	31,702
Advances to suppliers and employees		23,958	10,192
Prepaid expenses		15,958	8,301
Judicial deposits (note 21)		17,480	16,440
Other assets		77,820	31,907
Total		$ 283,264	$ 123,495

[1]	Refers to credit card issuance costs, including printing, packing, and shipping costs, among others. The expenses are amortized based on the card’s useful life, adjusted for any cancellations.